Note 12 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax expense using combined statutory rate of 26.5% (2016 - 26.5%, 2015 - 26.5%)	$ 26,310	$ 21,632
Permanent differences	359	434
Tax effect of flow through entities	(186)	(243)
Adjustments to tax liabilities for prior periods	(1,712)	(456)
Effects of changes in U.S. enacted tax rates	(2,514)
Changes in liability for unrecognized tax benefits		(156)
Non-deductible stock-based compensation	1,095	727
Excess tax benefits related to stock-based compensation	(5,749)
Foreign, state and provincial tax rate differential	5,246	4,972
Other taxes	(242)	477
Total	$ 22,607	$ 27,387